UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 13, 2008

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total: $6,894,177,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   129057  1530567 SH       Sole                  1421967            108600
Alleghany Corp Convertible Pre COM              017175209    11541    31750 SH       Sole                    28550              3200
Alleghany Corp.                COM              017175100   109397   272131 SH       Sole                   231541             40590
Altera Corporation             COM              021441100   251796 13032895 SH       Sole                 11761659           1271236
Apache Corp.                   COM              037411105   148290  1378925 SH       Sole                  1265513            113412
Athenahealth Inc               COM              04685w103      760    21100 SH       Sole                    21100
Baker Hughes Inc.              COM              057224107   206646  2548038 SH       Sole                  2313691            234347
Berkley W R Corp.              COM              084423102      498    16705 SH       Sole                    16705
Berkshire Hathaway Class B     COM              084670207     1582      334 SH       Sole                      334
Borg Warner Inc                COM              099724106    11594   239500 SH       Sole                   216500             23000
Cimarex Energy Co.             COM              171798101    41319   971523 SH       Sole                   787673            183850
Coca Cola Corp.                COM              191216100   407693  6643203 SH       Sole                  6005780            637423
Comcast Corp. Cl A             COM              20030N101    11641   637501 SH       Sole                   637501
Comcast Corp. Special Cl A     COM              20030N200   242584 13387623 SH       Sole                 12091657           1295966
Commerce Bancorp Inc           COM              200519106    83542  2190400 SH       Sole                  1865100            325300
ConocoPhillips                 COM              20825c104    47551   538514 SH       Sole                   493085             45429
Costco Wholesalers Corp.       COM              22160K105   177265  2541069 SH       Sole                  2394775            146294
Discovery Holding Co A         COM              25468Y107    98426  3915110 SH       Sole                  3573238            341872
Dresser-Rand Group Inc.        COM              261608103   131486  3367111 SH       Sole                  3015362            351749
E.W. Scripps Co. Cl A          COM              811054204   120985  2687959 SH       Sole                  2471859            216100
Exxon Mobil                    COM              30231G102      712     7600 SH       Sole                     7600
General Electric Company       COM              369604103   330119  8905287 SH       Sole                  8081518            823769
L-3 Communications Holdings In COM              502424104   197440  1863700 SH       Sole                  1665225            198475
Liberty Global Inc. A          COM              530555101   104714  2671949 SH       Sole                  2381422            290527
Liberty Global Inc. Ser C      COM              530555309   268798  7346203 SH       Sole                  6746087            600116
Liberty Media Corp Cap Ser A   COM              53071M302   151805  1303161 SH       Sole                  1229860             73301
Liberty Media Interactive A    COM              53071M104   168328  8822232 SH       Sole                  8053718            768514
Microsoft Corp.                COM              594918104   379762 10667470 SH       Sole                  9664693           1002777
Millipore Corp.                COM              601073109   112767  1540953 SH       Sole                  1484646             56307
National Instruments Corp.     COM              636518102   113393  3402125 SH       Sole                  3213781            188344
Neustar Inc-Class A            COM              64126X201     2555    89100 SH       Sole                    89100
Newfield Exploration Co.       COM              651290108   168018  3188202 SH       Sole                  2782432            405770
Noble Energy Inc.              COM              655044105   154420  1941900 SH       Sole                  1655187            286713
Novartis AG (ADR)              COM              66987V109     2834    52186 SH       Sole                    52186
Patriot Coal Corp              COM              70336t104     8491   203437 SH       Sole                   183932             19505
Peabody Energy Corp.           COM              704549104   139521  2263486 SH       Sole                  2051630            211856
Praxair, Inc.                  COM              74005P104   280688  3164104 SH       Sole                  2873840            290264
Progressive Corp.              COM              743315103   120932  6311691 SH       Sole                  5770256            541435
Rogers Communications Inc Cl B COM              775109200    58387  1290317 SH       Sole                   901384            388933
SLM Corp.                      COM              78442p106   191804  9523546 SH       Sole                  8642046            881500
Sanofi-Aventis (ADR)           COM              80105n105   156067  3427787 SH       Sole                  3110774            317013
Schlumberger Limited           COM              806857108    15438   156941 SH       Sole                   156941
Shoretel Inc.                  COM              825211105     2794   200000 SH       Sole                   200000
Texas Instruments Inc.         COM              882508104     6680   199990 SH       Sole                   199990
Travelers Companies, Inc.      COM              89417E109      339     6300 SH       Sole                     6300
UnitedHealth Group Inc.        COM              91324P102   375143  6445758 SH       Sole                  5836965            608793
Vodafone Group PLC (ADR)       COM              92857W209    97003  2599222 SH       Sole                  2411293            187929
Wachovia Corp.                 COM              929903102   191537  5036472 SH       Sole                  4602087            434385
Wal-Mart Stores Inc.           COM              931142103   330530  6954130 SH       Sole                  6303330            650800
Waste Management Inc.          COM              94106L109   256610  7854616 SH       Sole                  7125336            729280
White Mountains Insurance Grou COM              g9618e107     3781     7355 SH       Sole                     7255               100
Willis Group Holdings Ltd.     COM              g96655108   268890  7081644 SH       Sole                  6428764            652880
XTO Energy Corp.               COM              98385x106      225     4375 SH       Sole                     4375